Finance Income (Tables)	12 Months Ended
Dec. 31, 2025
Finance Income [Abstract]
Schedule of Finance Income
	2025	2024	2023
	USD	USD	USD

Interest earned on bank deposits	1,139,672	538,877	18,959
	1,139,672	538,877	18,959